Basis of Presentation (Tables)	3 Months Ended
Jan. 31, 2024
Basis of Presentation [Line Items]
Summary of Insurance Service Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2024	January 31, 2023
Insurance revenue	433	357
Insurance service expenses	(297)	(246)
Net expenses from reinsurance contracts	(37)	(23)
Insurance service results	99	88

Summary of Insurance Investment Results
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2024	January 31, 2023
Investment return	1,283	794
Insurance finance (expense) from insurance and reinsurance contracts held	(1,225)	(880)
Movement in investment contract liabilities	(67)	(41)
Insurance investment results	(9)	(127)

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items
We use the following rates for discounting fulfilment cash flows for our insurance contracts, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	January 31, 2024	October 31, 2023
1 year	5.49%	6.10%
3 years	4.96%	5.83%
5 years	4.75%	5.69%
10 years	4.95%	5.82%
20 years	5.07%	5.85%
30 years	5.14%	5.81%
Ultimate	5.00%	5.00%

Summary of the Insurance Liability by Remaining Coverage and Incurred Claims
Insurance contract liabilities by remaining coverage and incurred claims is comprised of the following:

	For the three months ended January 31, 2024			For the twelve months ended October 31, 2023
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Beginning of Period:
Insurance contract liabilities	13,114	235	13,349	11,850	267	12,117
Insurance service results	(385)	263	(122)	(1,403)	979	(424)
Net finance expenses from insurance contracts	1,267	-	1,267	179	-	179
Total cash flows	1,037	(270)	767	2,488	(1,013)	1,475
Other changes in the net carrying amount of the insurance contract	(1)	(3)	(4)	-	2	2

End of Period:
Insurance contract liabilities (1)	15,032	225	15,257	13,114	235	13,349

(1) The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance
business were
 $126
million as at January 31, 2024 and
 $131
million as at October 31, 2023.

IAS 40 [Member]
Basis of Presentation [Line Items]
Summary of Transition Impacts
The following table shows the impact of these combined changes at November 1, 2022:

(Canadian $ in millions)	November 1, 2022		IAS 40 accounting	November 1, 2022
	previously reported	IFRS 17 impacts	policy change impacts	restated
Assets
Other Assets
Deferred tax assets	1,175	418	(51)	1,542
Other
Insurance-related assets	2,575	657	183	3,415
Total Assets	3,750	1,075	132	4,957

Liabilities
Other Liabilities
Deferred tax liabilities	102	-	-	102
Other
Insurance-related liabilities	11,201	2,181	-	13,382
Total Liabilities	11,303	2,181	-	13,484